Expense Example - THE COMMUNITY DEVELOPMENT FUND - Class A Shares	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,331